SEGMENT REPORTING (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of business segments

	Technologies	Data Center Hosting & Related Services	Asset Management Services	Corporate and Unallocated	Consolidated
Net revenues	$1,037,435	$—	$3,914,750	$—	$4,952,185

Cost of revenues	980,458	—	2,658,068	—	3,638,526
Operating Expenses (excluding depreciation and amortization)	1,649,951	315,066	—	—	1,965,017
Depreciation and amortization	164,233	34	—	—	164,267
Stock Compensation	—	—	—	974,003	974,003
Income (loss) from operations	(1,757,206)	(315,100)	1,256,682	(974,003)	(1,789,628)
Interest Expense	(3,265)	(319,312)	—	—	(322,577)
Other Income	19,168	10,678	2,083	613	32,542
Income (loss) before provision for income taxes	(1,741,304)	(623,734)	1,258,765	(973,390)	(2,079,663)
Provision for income tazes	—	—	—	—	—
Net income (loss)	$(1,741,304)	$(623,734)	$1,258,765	$(973,390)	$(2,079,663)

Three Months Ended March 31, 2024

	Technologies	Data Center Hosting & Related Services	Asset Management Services	Corporate and Unallocated	Consolidated
Net revenues	$1,070,680	$—	$—	$—	$1,070,680
					—
Cost of revenues	976,048	—	—	—	976,048
Operating Expenses (excluding depreciation and amortization)	2,556,266	—	—	—	2,556,266
Depreciation and amortization	158,208	—	—	—	158,208
Stock Compensation	—	—	—	141,204	141,204
Income (loss) from operations	(2,619,842)	—	—	(141,204)	(2,761,046)
Interest Expense	(445)	—	—	—	(445)
Other Income	9,182	—	—	—	9,182
Income (loss) before provision for income taxes	(2,611,105)	—	—	(141,204)	(2,752,309)
Provision for income tazes	—	—	—	—	—
Net income (loss)	$(2,611,105)	$—	$—	$(141,204)	$(2,752,309)

Total assets by segment on March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Technologies	$11,609,457	$11,819,377
Data Center Hosting & Related Services	4,589,740	4,131,189
Asset Management Services	8,993,625	7,530,274
Corporate and Unallocated	8,894,518	11,477,837
	$34,087,340	$34,958,677